UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-7972

Exact name of registrant as specified in charter:   Delaware Group Adviser Funds

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            October 31

Date of reporting period:                           July 31, 2006

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

July 31, 2006
                                                                                                    Number of         Market
                                                                                                    Shares            Value
Common Stock - 99.89% \
Basic Industry/Capital Goods - 3.85%
Praxair                                                                                                400,000       $ 21,936,000
                                                                                                                     ____________

                                                                                                                       21,936,000
                                                                                                                       __________

Business Services - 17.68%
Expeditors International Washington                                                                    450,000         20,461,500
First Data                                                                                             525,000         21,446,250
Moody's                                                                                                320,000         17,561,600
Paychex                                                                                                550,000         18,799,000
United Parcel Service Class B                                                                          325,000         22,395,750
                                                                                                                       __________

                                                                                                                      100,664,100
                                                                                                                      ___________

Consumer Non-Durables - 15.27%
Procter & Gamble                                                                                       385,000         21,637,000
Staples                                                                                              1,000,000         21,620,000
Wal-Mart Stores                                                                                        425,000         18,912,500
Walgreen                                                                                               530,000         24,793,400
                                                                                                                       __________

                                                                                                                       86,962,900
                                                                                                                       __________

Consumer Services - 17.39%
+ Apollo Group Class A                                                                                 271,000         12,823,720
+ eBay                                                                                               1,000,000         24,070,000
International Game Technology                                                                          550,000         21,263,000
+ MGM MIRAGE                                                                                           470,000         16,703,800
Weight Watchers International                                                                          285,000         11,402,850
+ XM Satellite Radio Holdings Class A                                                                1,100,000         12,760,000
                                                                                                                       __________

                                                                                                                       99,023,370
                                                                                                                       __________

Financials - 3.65%
Chicago Mercantile Exchange Holdings                                                                    45,000         20,754,000
                                                                                                                       __________

                                                                                                                       20,754,000
                                                                                                                       __________

Health Care - 16.75%
Allergan                                                                                               215,000         23,187,750
+ Genentech                                                                                            335,000         27,074,700
UnitedHealth Group                                                                                     500,000         23,915,000
+ Zimmer Holdings                                                                                      335,000         21,185,400
                                                                                                                       __________

                                                                                                                       95,362,850
                                                                                                                       __________

Technology - 25.30%
+ Google Class A                                                                                        52,000         20,103,200
+ Intuit                                                                                               750,000         23,152,500
+ NAVTEQ                                                                                               365,000         10,285,700
QUALCOMM                                                                                               850,000         29,971,000
+ SanDisk                                                                                              435,000         20,297,100
+ Seagate Technology                                                                                   950,000         22,040,000
Sprint Nextel                                                                                          920,000         18,216,000
                                                                                                                       __________

                                                                                                                      144,065,500
                                                                                                                      ___________

Total Common Stock (cost $584,073,631)                                                                                568,768,720
                                                                                                                      ___________

                                                                                                    Principal
                                                                                                    Amount
Repurchase Agreements - 0.67%
With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $2,025,294,
collateralized by $1,232,000 U.S. Treasury Bills
due 1/25/07, market value $1,202,280,
$612,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $592,641 and
$257,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $271,237)                                                                 $2,025,000          2,025,000


With Cantor Fitzgerald 5.22% 8/1/06 (dated 7/31/06, to be repurchased at
$1,027,149, collateralized by $154,000 U.S. Treasury Notes 3.00% due 2/15/09,
market value $149,081, $116,000 U.S. Treasury Notes 3.625% due 7/15/09, market value $112,271, $257,000 U.S. Treasury Notes 3.875% due 5/15/09, market value
$251,637, $257,000 U.S. Treasury Notes 5.50% due 5/15/09, market value $263,553 and $257,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $271,237)                                                                  1,027,000          1,027,000

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $770,111,
collateralized by $802,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $785,850)                                                             770,000            770,000
                                                                                                                          _______

Total Repurchase Agreements (cost $3,822,000)                                                                           3,822,000
                                                                                                                        _________

Total Market Value of Securities - 100.56%
   (cost $587,895,631)                                                                                                572,590,720

Liabilities Net of Receivables and Other Assets (See Notes) - (0.56%)                                                 (3,167,353)
                                                                                                                      ___________

Net Assets Applicable to 45,796,027 Shares Outstanding - 100.00%                                                     $569,423,367
                                                                                                                     ____________

+ Non-income producing security for the period ended July 31, 2006.
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

____________________________________________________________________________________________________________________________________


                                      Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Advisor Funds - Delaware U.S. Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


             Cost of investments                   $589,148,719
                                                   ____________

             Aggregate unrealized appreciation       38,041,881
             Aggregate unrealized depreciation      (54,599,880)
                                                   ____________

             Net unrealized depreciation          $ (16,557,999)
                                                   ____________


For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $73,998,245 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $27,149,194 expires in 2009, $28,063,955 expires in 2010 and $18,785,096 expires in 2011.


3. Credit and Market Risk

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Diversified Income Fund
________________________________

July 31, 2006
                                                                                                    Principal          Market
                                                                                                    Amount o           Value
                                                                                                                      (U.S. $)
Agency Asset-Backed Securities - 0.09%

~ Fannie Mae Whole Loan Series 2002-W11 AV1 5.725% 11/25/32                        USD                 120,437           $120,443
/ FHLMC Structured Pass-Through Securities Series T-30 A5 8.61% 12/25/30                               950,503            949,077
                                                                                                                          _______

Total Agency Asset-Backed Securities (cost $1,068,611)                                                                  1,069,520
                                                                                                                        _________

Agency Collateralized Mortgage Obligations - 1.59%

Fannie Mae
     Series 1992-51 H 5.00% 4/25/07                                                                     63,374             63,071
     Series 1996-46 ZA 7.50% 11/25/26                                                                  207,644            221,047
     Series 2002-90 A2 6.50% 11/25/42                                                                  651,777            659,580
     Series 2003-122 AJ 4.50% 2/25/28                                                                  754,572            726,870
     Series 2005-110 MB 5.50% 9/25/35                                                                1,045,000          1,035,364
Fannie Mae Grantor Trust
     Series 1999-T2 A1 7.50% 1/19/39                                                                    43,907             45,511
     Series 2001-T8 A2 9.50% 7/25/41                                                                   131,219            140,810
     Series 2002-T4 A3 7.50% 12/25/41                                                                  555,417            573,074
     Series 2004-T1 1A2 6.50% 1/25/44                                                                  234,403            237,839
Fannie Mae Whole Loan
     Series 2004-W9 2A1 6.50% 2/25/44                                                                  483,511            490,717
     Series 2004-W11 1A2 6.50% 5/25/44                                                               1,008,525          1,023,733
/ FHLMC Structured Pass-Through Securities Series T-58 2A 6.50% 9/25/43                                191,428            193,903
Freddie Mac
     Series 1730 Z 7.00% 5/15/24                                                                       856,985            895,462
     Series 2326 ZQ 6.50% 6/15/31                                                                    2,062,071          2,134,908
     Series 2480 EH 6.00% 11/15/31                                                                      87,932             87,831
     Series 2552 KB 4.25% 6/15/27                                                                    1,136,109          1,121,284
     Series 2662 MA 4.50% 10/15/31                                                                   1,402,526          1,365,710
     Series 2872 GC 5.00% 11/15/29                                                                   1,610,000          1,553,847
     Series 2890 PC 5.00% 7/15/30                                                                    1,070,000          1,032,357
     Series 2915 KP 5.00% 11/15/29                                                                   2,452,000          2,367,466
     Series 3022 MB 5.00% 12/15/28                                                                     975,000            947,950
     Series 3063 PC 5.00% 2/15/29                                                                    2,304,000          2,237,098
                                                                                                                        _________

Total Agency Collateralized Mortgage Obligations (cost $19,617,607)                                                    19,155,432
                                                                                                                       __________

Agency Mortgage-Backed Securities - 7.09%

Fannie Mae
     5.50% 1/1/13                                                                                    1,634,315          1,619,504
     6.50% 8/1/17                                                                                      653,953            662,537
     6.765% 1/1/07                                                                                     698,986            697,239
~ Fannie Mae ARM
     3.226% 10/1/33                                                                                  2,622,176          2,615,954
     5.068% 8/1/35                                                                                   1,613,153          1,554,660
     6.136% 11/1/24                                                                                      6,225              6,322
Fannie Mae Relocation 15 yr 4.00% 9/1/20                                                             3,213,956          3,007,058
Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                                                                     474,390            454,673
     5.00% 1/1/34                                                                                      293,830            281,608
     5.00% 8/1/34                                                                                      470,878            450,572
     5.00% 11/1/34                                                                                     659,201            630,774
     5.00% 4/1/35                                                                                    1,710,541          1,632,497
     5.00% 10/1/35                                                                                   1,293,669          1,234,645
     5.00% 1/1/36                                                                                    2,093,183          1,997,681
Fannie Mae S.F. 15 yr 5.00% 9/1/20                                                                      23,860             23,189
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                   2,174,420          2,130,932
Fannie Mae S.F. 30 yr
   5.50% 3/1/29                                                                                        634,959            619,879
   5.50% 4/1/29                                                                                        535,013            522,306
   7.50% 3/1/32                                                                                         86,276             89,215
   7.50% 4/1/32                                                                                        108,234            111,921
   7.50% 10/1/34                                                                                        89,242             92,477

Fannie Mae S.F. 30 yr TBA
     5.00% 8/1/36                                                                                    6,980,000          6,607,006
     5.50% 8/1/36                                                                                   32,045,000         31,123,705
     6.00% 8/1/36                                                                                   11,885,000         11,810,719
     6.50% 8/1/36                                                                                      530,000            536,294
     7.00% 8/1/36                                                                                      925,000            948,703
Freddie Mac 7.00% 1/1/08                                                                               469,086            470,845
~ Freddie Mac ARM
     2.995% 12/1/33                                                                                  2,885,533          2,864,572
     3.914% 4/1/34                                                                                     226,751            225,263
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                              302,749            290,639
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                                    110,869            105,742
Freddie Mac S.F. 30 yr 6.50% 10/1/33                                                                    89,347             90,716
Freddie Mac S.F. 30 yr TBA
     5.00% 8/1/36                                                                                    5,315,000          5,025,997
     6.00% 8/1/36                                                                                    5,085,000          5,056,397
GNMA I S.F. 30 yr
     7.50% 10/15/30                                                                                      6,199              6,456
     7.50% 2/15/32                                                                                       1,671              1,740
     9.50% 9/15/17                                                                                       9,282             10,102
     10.00% 7/15/17                                                                                      5,056              5,586
                                                                                                                            _____

Total Agency Mortgage-Backed Securities (cost $85,557,320)                                                             85,616,125
                                                                                                                       __________

Agency Obligations - 1.40%

Fannie Mae 6.375% 8/15/07                                                          AUD               2,986,000          2,287,729
Federal Home Loan Bank 5.375% 8/19/11                                              USD               6,090,000          6,122,077
^ Financing Corporation Interest Strip
     CPN 13 5.161% 12/27/12                                                                            300,000            215,794
     CPN 15 5.36% 9/7/13                                                                                20,000             13,891
     CPN 15 5.575% 3/7/16                                                                            1,235,000            744,160
     CPN 17 5.352% 4/5/13                                                                              125,000             88,632
     CPN 19 5.352% 6/6/13                                                                              400,000            281,210
     CPN D 5.08% 9/26/11                                                                               400,000            309,302
Freddie Mac
     4.75% 1/19/16                                                                                   1,370,000          1,308,125
     5.50% 7/18/16                                                                                   5,515,000          5,567,701
                                                                                                                        _________

Total Agency Obligations (cost $16,834,272)                                                                            16,938,621
                                                                                                                       __________

Collateralized Debt Obligations - 0.11%

=@#Alliance Capital Funding CBO Series 1 A3 144A 5.84% 2/15/10                                          30,842             30,842
=@#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                     62,040             62,398
=@#Magnetite Asset Investor CDO Series 3 C1 144A 8.786% 1/31/08                                        750,000            749,999
=@oMerrill Lynch CBO VII Series 1997-C3A A 5.824% 3/23/08                                              142,871             11,565
=@#Putnam CBO II Series 1A A1 144A 6.875% 11/8/09                                                        8,771              8,771
=@South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                       11,616             11,674
=@#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                                       500,000            498,855
                                                                                                                          _______

Total Collateralized Debt Obligations (cost $1,507,613)                                                                 1,374,104
                                                                                                                        _________

Commercial Mortgage-Backed Securities - 1.89%

~ Bank of America Commercial Mortgage Series 2006-3 A4 5.889% 7/10/44                                1,175,000          1,187,852
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                  1,355,000          1,344,107
/ Commercial Mortgage Pass-Through Certificates
   # Series 2001-J1A A2 144A 6.457% 2/14/34                                                          1,034,751          1,065,846
     Series 2006-C7 A2 5.69% 6/10/46                                                                   805,000            809,912
~ Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.557% 2/15/39                        445,000            442,354
# Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                             645,000            629,670
# First Union National Bank Commercial Mortgage Trust Series 2001-C2 L 144A 6.46% 1/12/43            1,165,000          1,163,830
GE Capital Commercial Mortgage Trust Series 2002-1A A3 6.269% 12/10/35                               3,840,000          3,966,945
~# GS Mortgage Securities Corp Series 2006-RR2 A1 144A 5.816% 8/23/36                                1,030,000          1,019,746
# Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/3/15                                      293,158            302,950
JPMorgan Chase Commercial Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                                                                2,630,000          2,605,984
     Series 2002-C2 A2 5.05% 12/12/34                                                                2,510,000          2,442,535
     Series 2003-C1 A2 4.985% 1/12/37                                                                  335,000            324,033
  ~# Series 2006-RR1A A1 144A 5.457% 10/18/52                                                          925,000            905,668
LB-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                                      940,000            979,847
Merrill Lynch Mortgage Trust
   ~ Series 2004-BPC1 A3 4.467% 10/12/41                                                               410,000            389,779
   # Series 2005-GGP1 E 144A 4.33% 11/15/10                                                            315,000            310,354
   # Series 2005-GGP1 F 144A 4.35% 11/15/10                                                            290,000            285,620
# Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                       455,000            456,174


~# Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.552% 2/15/33                         185,000            193,205
# Tower 144A
     Series 2004-2A A 4.232% 12/15/14                                                                  695,000            670,552
     Series 2006-1 B 5.588% 2/15/36                                                                    545,000            538,857
     Series 2006-1 C 5.707% 2/15/36                                                                    835,000            826,595
                                                                                                                          _______

Total Commercial Mortgage-Backed Securities (cost $23,577,732)                                                         22,862,415
                                                                                                                       __________

Corporate Bonds - 45.76%

Banking - 4.17%
BAC Capital Trust XI 6.625% 5/23/36                                                                    390,000            398,676
# Banco BMG 144A 9.15% 1/15/16                                                                         924,000            914,760
~# Banco Santander 144A 5.633% 12/9/09                                                                 545,000            545,496
Citigroup
     0.80% 10/30/08                                                                JPY             249,600,000          2,169,451
     5.875% 2/22/33                                                                USD                 340,000            326,326
Credit Suisse First Boston USA 6.125% 11/15/11                                                         450,000            461,051
First Union II 7.85% 1/1/27                                                                          3,065,000          3,201,898
~# Glitnir Banki 144A 6.693% 6/15/16                                                                 1,755,000          1,761,371
~# HBOS 144A 5.92% 9/29/49                                                                           1,000,000            939,910
# ICICI Bank 144A 5.75% 11/16/10                                                                       170,000            166,349
# Kaupthing Bank 144A 7.125% 5/19/16                                                                 2,390,000          2,420,023
Kazkommerts International 8.00% 11/3/15                                                              1,295,000          1,293,705
~ MUFG Capital Finance 1 6.346% 7/29/49                                                              1,105,000          1,082,778
Popular North America
     4.25% 4/1/08                                                                                    1,075,000          1,049,935
   ~ 5.886% 4/6/09                                                                                     800,000            802,245
Popular North America Capital Trust 6.564% 9/15/34                                                   1,235,000          1,144,194
~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                     765,000            730,951
Rabobank Nederland 9.125% 10/20/06                                                 ISK             400,700,000          5,462,388
~ RBS Capital Trust I 4.709% 12/29/49                                              USD                 700,000            642,234
~# Resona Bank 144A 5.85% 9/29/49                                                                    1,955,000          1,862,708
~# Resona Preferred Global Securities 144A 7.191% 12/29/49                                           3,575,000          3,648,259
Russian Agriculture Bank 6.875% 11/29/10                                                             2,953,000          2,974,347
# Russian Agriculture Bank 144A 7.175% 5/16/13                                                       2,495,000          2,534,920
# Russian Standard Bank 144A 8.625% 5/5/11                                                             665,000            656,222
~# Shinsei Finance 144A 6.418% 1/29/49                                                               1,430,000          1,387,658
Sovereign Capital Trust VI 7.908% 6/13/36                                                            1,615,000          1,711,960
# TuranAlem Finance 144A 7.75% 4/25/13                                                               1,237,000          1,229,269
Vneshtorgbank 4.25% 2/15/16                                                        EUR               3,550,000          4,437,032
~ Wachovia Capital Trust III 5.80% 8/29/49                                         USD               3,070,000          3,023,275
Western Financial Bank 9.625% 5/15/12                                                                1,245,000          1,374,600
                                                                                                                        _________

                                                                                                                       50,353,991
                                                                                                                       __________
Basic Industry - 4.70%
Abitibi-Consolidated
     6.95% 12/15/06                                                                                    670,000            676,700
     7.875% 8/1/09                                                                                   3,300,000          3,201,000
AK Steel 7.875% 2/15/09                                                                              1,635,000          1,635,000
Aleris International 9.00% 11/15/14                                                                  1,350,000          1,525,500
Alrosa Finance 8.875% 11/17/14                                                                       1,484,000          1,661,190
@#Alrosa Finance 144A 8.875% 11/17/14                                                                1,785,000          1,995,630
Barrick Gold Finance 7.50% 5/1/07                                                                      365,000            370,034
Bowater
   9.00% 8/1/09                                                                                      1,040,000          1,068,600
   9.50% 10/15/12                                                                                    3,350,000          3,366,750
Chemtura 6.875% 6/1/16                                                                                 735,000            712,950
Donohue Forest Products 7.625% 5/15/07                                                               1,805,000          1,818,538
Georgia-Pacific
   8.875% 5/15/31                                                                                    1,080,000          1,081,350
   9.50% 12/1/11                                                                                     3,400,000          3,586,999
Huntsman International 10.125% 7/1/09                                                                  455,000            464,100
Ispat Inland 9.75% 4/1/14                                                                              246,000            273,434
Lubrizol 4.625% 10/1/09                                                                              1,520,000          1,473,569
Lyondell Chemical 10.50% 6/1/13                                                                        175,000            192,938
#Nell AF Sarl 144A 8.375% 8/15/15                                                                    1,670,000          1,630,338
NewPage 10.00% 5/1/12                                                                                1,595,000          1,662,788
Norske Skog Canada 8.625% 6/15/11                                                                    2,300,000          2,254,000
#Norske Skogindustrier 144A 7.125% 10/15/33                                                          1,290,000          1,139,035
#Port Townsend Paper 144A 12.00% 4/15/11                                                             1,745,000          1,491,975
Potlatch 13.00% 12/1/09                                                                              1,962,000          2,310,065

Rhodia 8.875% 6/1/11                                                                                 1,300,000          1,329,250
++ Solutia 6.72% 10/15/37                                                                            2,220,000          2,031,300
Southern Copper 7.50% 7/27/35                                                                        5,170,000          5,141,507
# Southern Copper 144A 7.50% 7/27/35                                                                 2,905,000          2,888,991
# Stora Enso Oyj 144A 7.25% 4/15/36                                                                  1,395,000          1,399,025
Tembec Industries 8.625% 6/30/09                                                                     7,360,000          3,992,799
Vale Overseas 6.25% 1/11/16                                                                            735,000            728,385
# Verso Paper 144A 9.125% 8/1/14                                                                     1,150,000          1,155,750
Weyerhaeuser 7.125% 7/15/23                                                                          1,700,000          1,694,501
Witco 6.875% 2/1/26                                                                                    825,000            746,625
                                                                                                                          _______

                                                                                                                       56,700,616
                                                                                                                       __________

Brokerage - 1.04%
~ Ameriprise Financial 7.518% 6/1/66                                                                 2,160,000          2,225,249
Amvescap 4.50% 12/15/09                                                                                885,000            853,279
E Trade Financial 8.00% 6/15/11                                                                      2,000,000          2,065,000
Goldman Sachs Group 6.345% 2/15/34                                                                   1,030,000            987,965
LaBranche & Company
     9.50% 5/15/09                                                                                   1,175,000          1,216,125
     11.00% 5/15/12                                                                                  1,660,000          1,776,200
Merrill Lynch
   ~ 4.35% 3/12/07                                                                                     775,000            769,033
     6.05% 5/16/16                                                                                   1,620,000          1,626,593
Morgan Stanley 5.375% 10/15/15                                                                       1,075,000          1,031,317
                                                                                                                        _________

                                                                                                                       12,550,761
                                                                                                                       __________

Capital Goods - 1.86%
Allied Waste North America 9.25% 9/1/12                                                              1,642,000          1,752,835
Armor Holdings 8.25% 8/15/13                                                                         2,200,000          2,309,999
Building Materials Corporation of America 8.00% 10/15/07                                               850,000            845,750
Casella Waste Systems 9.75% 2/1/13                                                                   2,850,000          3,006,749
# Compression Polymer 144A 10.50% 7/1/13                                                             1,135,000          1,169,050
General Electric 5.00% 2/1/13                                                                        1,180,000          1,143,735
Geo Subordinate 11.00% 5/15/12                                                                       2,060,000          2,080,600
Graham Packaging 9.875% 10/15/14                                                                     1,275,000          1,246,313
Interface 10.375% 2/1/10                                                                             1,405,000          1,541,988
Intertape Polymer 8.50% 8/1/14                                                                       1,600,000          1,488,000
{ NTK Holdings 10.75% 3/1/14                                                                         1,740,000          1,226,700
# Penhall International 144A 12.00% 8/1/14                                                           1,000,000          1,037,500
Solo Cup 8.50% 2/15/14                                                                               1,425,000          1,239,750
# TransDigm 144A 7.75% 7/15/14                                                                         475,000            476,188
# WCA Waste 144A 9.25% 6/15/14                                                                       1,875,000          1,917,188
York International 6.625% 8/15/06                                                                       10,000             10,002
                                                                                                                           ______

                                                                                                                       22,492,347
                                                                                                                       __________

Communications - 8.06%
} Adelphia Communications 8.125% 12/15/06                                                            1,075,000            631,563
American Tower
     7.125% 10/15/12                                                                                 1,570,000          1,585,700
     7.25% 12/1/11                                                                                     575,000            593,688
AT&T
     7.30% 11/15/11                                                                                  1,055,000          1,130,353
     8.00% 11/15/31                                                                                  1,235,000          1,445,193
BellSouth 4.20% 9/15/09                                                                                580,000            557,008
British Telecommunications 8.875% 12/15/30                                                             955,000          1,207,251
++ Century Communications 9.50% 9/1/06                                                               7,700,000          8,373,749
# Charter Communications 144A 5.875% 11/16/09                                                          415,000            348,600
Charter Communications Holdings
   11.125% 1/15/11                                                                                   1,250,000            906,250
   13.50% 1/15/11                                                                                    4,550,000          3,480,750
Cincinnati Bell 8.375% 1/15/14                                                                       3,060,000          3,014,100
~# Cleveland Unlimited 144A 13.579% 12/15/10                                                           575,000            615,250
Comcast
   ~ 5.80% 7/14/09                                                                                   1,200,000          1,202,450
     6.50% 11/15/35                                                                                  1,170,000          1,123,364
Cox Communications 4.625% 1/15/10                                                                      585,000            562,513
CSC Holdings
   8.125% 7/15/09                                                                                    1,010,000          1,039,038
   8.125% 8/15/09                                                                                    2,225,000          2,288,969
Dex Media East 12.125% 11/15/12                                                                      1,157,000          1,298,733
# Digicel Limited 144A 9.25% 9/1/12                                                                  3,535,000          3,702,912
GTE California 7.65% 3/15/07                                                                         2,065,000          2,090,468

# Hughes Network Systems/Finance 144A 9.50% 4/15/14                                                  1,750,000          1,750,000
{ Inmarsat Finance 10.375% 11/15/12                                                                  9,600,000          8,255,999
Insight Midwest 10.50% 11/1/10                                                                       5,904,000          6,169,679
# Intelsat Bermuda 144A 11.25% 6/15/16                                                               4,195,000          4,257,924
Intelsat Subsidiary Holding 8.625% 1/15/15                                                           1,200,000          1,194,000
iPCS 11.50% 5/1/12                                                                                     420,000            472,500
~ IWO Holdings 9.257% 1/15/12                                                                          175,000            181,563
~ Liberty Media 6.829% 9/17/06                                                                         499,000            500,257
Mediacom Capital 9.50% 1/15/13                                                                       1,975,000          2,009,563
# Nordic Telephone 144A 8.875% 5/1/16                                                                  650,000            672,750
~ Qwest 8.579% 6/15/13                                                                                 630,000            677,250
RH Donnelley 8.875% 1/15/16                                                                          1,815,000          1,817,269
Rural Cellular
     9.875% 2/1/10                                                                                   1,050,000          1,092,000
   ~ 10.899% 11/1/12                                                                                   720,000            748,800
Sheridan Group 10.25% 8/15/11                                                                          960,000            974,400
Sprint Capital
     7.625% 1/30/11                                                                                  1,190,000          1,271,312
     8.75% 3/15/32                                                                                   1,440,000          1,758,983
Telecom Italia Capital
     4.00% 1/15/10                                                                                   1,510,000          1,422,382
   ~ 6.108% 7/18/11                                                                                  1,425,000          1,427,519
     6.20% 7/18/11                                                                                     555,000            559,634
     7.20% 7/18/36                                                                                   1,020,000          1,043,442
Telefonica Emis
   ~ 5.714% 6/19/09                                                                                    915,000            916,438
     5.984% 6/20/11                                                                                  1,005,000          1,010,483
     6.421% 6/20/16                                                                                    415,000            420,930
     7.045% 6/20/36                                                                                  1,035,000          1,066,450
Telefonos de Mexico 4.50% 11/19/08                                                                   1,180,000          1,152,137
THOMSON 5.75% 2/1/08                                                                                   205,000            205,234
Time Warner Entertainment 8.375% 3/15/23                                                               670,000            746,539
Triton Communications
   8.50% 6/1/13                                                                                      1,775,000          1,664,063
   9.375% 2/1/11                                                                                     3,850,000          2,839,375
~ US LEC 13.62% 10/1/09                                                                                740,000            789,950
US Unwired 10.00% 6/15/12                                                                            1,130,000          1,248,650
Vertis 10.875% 6/15/09                                                                               2,400,000          2,391,000
# Vimpel Communications 144A 8.25% 5/23/16                                                           3,330,000          3,321,675
# Wind Acquisition Finance 144A 10.75% 12/1/15                                                       2,480,000          2,684,600
# Windstream 144A 8.625% 8/1/16                                                                      1,325,000          1,384,625
                                                                                                                       __________

                                                                                                                       97,297,277
                                                                                                                       __________

Consumer Cyclical - 7.53%
Accuride 8.50% 2/1/15                                                                                1,100,000          1,028,500
# Affinion Group 144A 11.50% 10/15/15                                                                  525,000            528,938
Boyd Gaming 8.75% 4/15/12                                                                            1,875,000          1,968,750
Brickman Group 11.75% 12/15/09                                                                         575,000            621,000
Carrols 9.00% 1/15/13                                                                                  375,000            373,125
Centex
   ~ 5.399% 8/1/07                                                                                     850,000            850,893
     6.50% 5/1/16                                                                                    2,105,000          2,074,229
Corrections Corporation of America 7.50% 5/1/11                                                      2,550,000          2,588,250
~ DaimlerChrysler NA Holdings 5.74% 3/13/09                                                          2,905,000          2,910,122
Ford Motor 7.45% 7/16/31                                                                             2,290,000          1,694,600
Ford Motor Credit
   5.70% 1/15/10                                                                                       760,000            681,456
   7.375% 10/28/09                                                                                   1,550,000          1,463,098
# Ford Motor Credit 144A 9.75% 9/15/10                                                               1,220,000          1,208,497
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                  5,736,000          6,022,799
Gaylord Entertainment 8.00% 11/15/13                                                                 1,215,000          1,237,781
General Motors 8.375% 7/15/33                                                                        3,620,000          2,986,500
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                  6,595,000          6,392,645
     7.50% 12/1/06                                                                 NZD               5,150,000          3,147,484
     8.00% 11/1/31                                                                 USD              10,405,000         10,231,444
Landry's Restaurant 7.50% 12/15/14                                                                   1,400,000          1,305,500
Lodgenet Entertainment 9.50% 6/15/13                                                                 3,445,000          3,686,150
Mandalay Resort Group 9.50% 8/1/08                                                                   2,115,000          2,241,900
Metaldyne 10.00% 11/1/13                                                                             1,935,000          1,862,438

Neiman Marcus
     9.00% 10/15/15                                                                                  1,635,000          1,731,056
     10.375% 10/15/15                                                                                2,795,000          2,980,169
# NPC International 144A 9.50% 5/1/14                                                                1,850,000          1,785,250
O'Charleys 9.00% 11/1/13                                                                             1,120,000          1,148,000
Penney (J.C.)
     7.375% 8/15/08                                                                                    700,000            722,418
     7.625% 3/1/97                                                                                     290,000            292,657
     7.65% 8/15/16                                                                                     409,000            449,751
Playtex Products 9.375% 6/1/11                                                                       1,445,000          1,515,444
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                      1,500,000          1,575,000
Procter & Gamble 2.00% 6/21/10                                                     JPY             245,000,000          2,188,827
Royal Caribbean Cruises
     7.25% 6/15/16                                                                 USD                 260,000            258,766
     7.25% 3/15/18                                                                                     445,000            435,660
Time Warner 8.18% 8/15/07                                                                            1,440,000          1,477,014
{ Town Sports International 11.00% 2/1/14                                                            1,395,000          1,109,025
True Temper Sports 8.375% 9/15/11                                                                    1,190,000          1,085,875
# Uno Restaurant 144A 10.00% 2/15/11                                                                   975,000            758,063
# Viacom 144A
   ~ 5.691% 6/16/09                                                                                  1,390,000          1,390,990
     5.75% 4/30/11                                                                                     835,000            820,277
Visteon
     7.00% 3/10/14                                                                                     275,000            225,500
     8.25% 8/1/10                                                                                    5,540,000          5,124,499
Warnaco 8.875% 6/15/13                                                                                 980,000          1,005,725
Warner Music Group 7.375% 4/15/14                                                                    3,225,000          3,128,250
Wheeling Island Gaming 10.125% 12/15/09                                                              2,465,000          2,557,438
                                                                                                                        _________

                                                                                                                       90,871,753
                                                                                                                       __________

Consumer Non-Cyclical - 4.62%
AmerisourceBergen 5.875% 9/15/15                                                                     1,510,000          1,434,527
# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                        1,575,000          1,531,688
Biovail 7.875% 4/1/10                                                                                5,425,000          5,533,499
Boston Scientifc 6.40% 6/15/16                                                                       1,045,000          1,032,490
Constellation Brands 8.125% 1/15/12                                                                  1,700,000          1,759,500
Cott Beverages 8.00% 12/15/11                                                                        1,970,000          1,999,550
# CRC Health 144A 10.75% 2/1/16                                                                      2,050,000          2,091,000
Dole Food 8.875% 3/15/11                                                                             1,350,000          1,269,000
Gold Kist 10.25% 3/15/14                                                                             1,100,000          1,160,500
HCA 5.50% 12/1/09                                                                                      800,000            788,000
# Healthsouth 144A 10.75% 6/15/16                                                                    1,850,000          1,776,000
Ingles Markets 8.875% 12/1/11                                                                        1,725,000          1,811,250
Kraft Foods 6.50% 11/1/31                                                                              400,000            408,719
# Le-Natures 144A 10.00% 6/15/13                                                                     1,350,000          1,437,750
Marsh Supermarket 8.875% 8/1/07                                                                        625,000            623,438
Medco Health Solutions 7.25% 8/15/13                                                                 2,460,000          2,633,110
MedPartners 7.375% 10/1/06                                                                           2,240,000          2,245,600
# Miller Brewing 144A 4.25% 8/15/08                                                                    685,000            667,276
National Beef Packing 10.50% 8/1/11                                                                  2,025,000          2,111,063
Pilgrim's Pride 9.625% 9/15/11                                                                       1,495,000          1,573,488
Pinnacle Foods 8.25% 12/1/13                                                                         1,425,000          1,403,625
# Reynolds American 144A
   6.50% 6/1/07                                                                                        555,000            557,775
   7.875% 5/15/09                                                                                      850,000            886,196
~ Safeway 5.83% 3/27/09                                                                              1,785,000          1,787,631
US Oncology
   9.00% 8/15/12                                                                                       525,000            548,625
   10.75% 8/15/14                                                                                    2,325,000          2,534,250
UST 6.625% 7/15/12                                                                                     930,000            965,958
{ Vanguard Health 11.25% 10/1/15                                                                     5,405,000          3,851,062
Warner Chilcott 8.75% 2/1/15                                                                         8,061,000          8,040,847
Wyeth 5.50% 2/1/14                                                                                   1,325,000          1,300,282
                                                                                                                        _________

                                                                                                                       55,763,699
                                                                                                                       __________

Electric - 1.78%
Avista
   7.75% 1/1/07                                                                                        290,000            292,234
   9.75% 6/1/08                                                                                      1,128,000          1,200,675
++# Calpine 144A 9.90% 7/15/07                                                                         948,175            941,064
Dominion Resources 5.687% 5/15/08                                                                    1,520,000          1,521,648

Duke Capital 5.668% 8/15/14                                                                            615,000            594,636
Elwood Energy 8.159% 7/5/26                                                                          1,170,281          1,280,739
Hydro Quebec 10.50% 10/15/21                                                       CAD                 756,000          1,064,600
Midwest Generation
     8.30% 7/2/09                                                                  USD               1,447,961          1,466,060
     8.75% 5/1/34                                                                                    1,695,000          1,811,531
Mirant Americas Generation 8.30% 5/1/11                                                              4,370,000          4,282,600
Northern State Power 6.25% 6/1/36                                                                    1,115,000          1,138,508
Oncor Electric Delivery 7.00% 5/1/32                                                                   160,000            169,395
Orion Power Holdings 12.00% 5/1/10                                                                   1,035,000          1,187,663
Pepco Holdings
     5.50% 8/15/07                                                                                   1,515,000          1,513,583
   ~ 5.856% 6/1/10                                                                                   1,025,000          1,029,070
# Power Contract Financing 144A 6.256% 2/1/10                                                          900,000            903,967
PSEG Energy Holdings 8.625% 2/15/08                                                                     30,000             31,013
Southern Capital Funding 5.30% 2/1/07                                                                  630,000            627,915
# Tenaska Alabama Partners 144A 7.00% 6/30/21                                                          390,894            386,740
=++# USGen New England 144A 7.459% 1/2/15                                                                5,743              3,876
Xcel Energy 6.50% 7/1/36                                                                                70,000             70,317
                                                                                                                           ______

                                                                                                                       21,517,834
                                                                                                                       __________

Energy - 1.46%
# Basic Energy Service 144A 7.125% 4/15/16                                                             500,000            468,750
Bluewater Finance 10.25% 2/15/12                                                                       990,000          1,012,275
# Brigham Exploration 144A 9.625% 5/1/14                                                               490,000            483,875
# Canadian Oil Sands 144A 4.80% 8/10/09                                                                515,000            500,929
Compton Petroleum Finance 7.625% 12/1/13                                                               570,000            551,475
# Hilcorp Energy 144A 9.00% 6/1/16                                                                   1,500,000          1,560,000
# Mariner Energy 144A 7.50% 4/15/13                                                                    505,000            489,850
Nexen 5.875% 3/10/35                                                                                   400,000            362,651
# PetroHawk Energy 144A 9.125% 7/15/13                                                               1,975,000          2,029,313
~ Secunda International 13.507% 9/1/12                                                                 845,000            888,306
Siberian Oil 10.75% 1/15/09                                                                          1,750,000          1,928,150
Talisman Energy 5.125% 5/15/15                                                                         580,000            545,913
# TNK-BP Finance 144A 7.50% 7/18/16                                                                  4,120,000          4,173,324
USX 9.125% 1/15/13                                                                                      95,000            111,923
Valero Energy 6.125% 4/15/07                                                                           340,000            340,873
# VeraSun Energy 144A 9.875% 12/15/12                                                                1,110,000          1,187,700
Weatherford International 4.95% 10/15/13                                                               255,000            241,655
Whiting Petroleum 7.25% 5/1/13                                                                         770,000            768,075
                                                                                                                          _______

                                                                                                                       17,645,037
                                                                                                                       __________

Finance Companies - 2.67%
~ American Express 6.80% 9/1/66                                                                        670,000            678,031
American General Finance 4.875% 7/15/12                                                              2,025,000          1,939,211
FINOVA Group 7.50% 11/15/09                                                                          4,284,000          1,263,780
GE Capital UK Funding 4.625% 1/18/16                                               GBP                 903,000          1,604,983
General Electric Capital
     2.75% 9/25/06                                                                 USD                  25,000             24,904
     5.125% 1/28/14                                                                SEK              18,000,000          2,636,936
HSBC Finance 4.625% 9/15/10                                                        USD               1,990,000          1,922,863
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                      1,400,000          1,366,310
International Lease Finance 4.625% 6/2/08                                                              505,000            497,425
Residential Capital
     5.125% 5/17/12                                                                EUR               1,707,000          2,183,588
     6.00% 2/22/11                                                                 USD               2,565,000          2,519,471
     6.125% 11/21/08                                                                                 1,860,000          1,848,903
     6.375% 6/30/10                                                                                    933,000            930,651
     6.375% 5/17/13                                                                GBP               1,068,000          2,004,784
     6.50% 4/17/13                                                                 USD               1,180,000          1,175,474
     6.875% 6/30/15                                                                                  3,830,000          3,890,763
~# Residential Capital 144A 7.337% 4/17/09                                                           1,425,000          1,424,454
SLM 6.50% 6/15/10                                                                  NZD               7,065,000          4,304,899
                                                                                                                        _________

                                                                                                                       32,217,430
                                                                                                                       __________

Finance - Other - 0.20%
FTI Consulting 7.625% 6/15/13                                                      USD               1,700,000          1,725,500
~# Premium Asset Trust Series 2005-2 144A 5.426% 2/2/07                                                660,000            659,591
                                                                                                                          _______

                                                                                                                        2,385,091
                                                                                                                        _________

Industrial - Other - 0.89%
Adesa 7.625% 6/15/12                                                                                 1,420,000          1,402,250
# Baker & Taylor 144A 11.50% 7/1/13                                                                  1,150,000          1,155,750
Interline Brands 8.125% 6/15/14                                                                        325,000            329,063

# Knowledge Learn 144A 7.75% 2/1/15                                                                    955,000            883,375
# Mobile Service Group 144A 9.75% 8/1/14                                                             1,050,000          1,068,375
Mueller Group 10.00% 5/1/12                                                                            682,000            739,970
{ Mueller Holdings 14.75% 4/15/14                                                                    1,189,000          1,016,595
# RBS Global 144A 9.50% 8/1/14                                                                       1,405,000          1,412,025
Trimas 9.875% 6/15/12                                                                                2,950,000          2,736,125
                                                                                                                        _________

                                                                                                                       10,743,528
                                                                                                                       __________

Insurance - 2.61%
Allied World 7.50% 8/1/16                                                                              285,000            287,671
ASIF III Jersey 0.95% 7/15/09                                                      JPY             248,000,000          2,146,290
# Farmers Exchange Capital 144A 7.05% 7/15/28                                      USD               1,955,000          1,900,723
# Farmers Insurance Exchange 144A
     6.00% 8/1/14                                                                                      270,000            262,744
     8.625% 5/1/24                                                                                     345,000            387,969
Humana 6.45% 6/1/16                                                                                  1,625,000          1,635,972
# Liberty Mutual 144A 5.75% 3/15/14                                                                    195,000            185,425
Marsh & McLennan
     5.15% 9/15/10                                                                                   1,195,000          1,167,474
     5.375% 3/15/07                                                                                  1,165,000          1,163,180
   ~ 5.64% 7/13/07                                                                                   1,385,000          1,384,806
MetLife
     5.00% 6/15/15                                                                                     830,000            780,989
     5.70% 6/15/35                                                                                     175,000            160,887
# Metropolitan Life Global Funding 144A 4.25% 7/30/09                                                1,394,000          1,357,133
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                     1,210,000          1,364,875
# Nippon Life Insurance 144A 4.875% 8/9/10                                                           1,900,000          1,842,289
/~# North Front Pass-Through Trust 144A 5.81% 12/15/24                                               1,865,000          1,792,767
Safeco Capital Trust I 8.072% 7/15/37                                                                  940,000            989,570
# Sagicor Financial 144A 7.50% 5/12/16                                                               1,990,000          1,947,812
St. Paul Travelers 5.01% 8/16/07                                                                     1,380,000          1,365,967
/~# Twin Reefs Pass-Through Trust 144A 6.345% 12/31/49                                               1,800,000          1,800,108
# UnumProvident Finance 144A 6.85% 11/15/15                                                            975,000            966,044
WellPoint
     4.25% 12/15/09                                                                                    505,000            485,172
     5.85% 1/15/36                                                                                   1,895,000          1,758,721
Willis North America
     5.125% 7/15/10                                                                                    870,000            846,397
     5.625% 7/15/15                                                                                  1,870,000          1,752,366
~# ZFS Finance USA 144A 6.45% 12/15/65                                                               1,840,000          1,731,889
                                                                                                                        _________

                                                                                                                       31,465,240
                                                                                                                       __________

Natural Gas - 1.29%
# Atlas Pipeline 144A 8.125% 12/15/15                                                                  670,000            678,375
Copano Energy 8.125% 3/1/16                                                                            450,000            454,500
El Paso Natural Gas 7.625% 8/1/10                                                                    4,365,000          4,463,212
# El Paso Performance-Linked Trust 144A 7.75% 7/15/11                                                1,000,000          1,011,250
El Paso Production 7.75% 6/1/13                                                                        950,000            970,188
Enterprise Products Operating
     4.00% 10/15/07                                                                                    430,000            420,996
     4.625% 10/15/09                                                                                 1,290,000          1,245,260
Inergy Finance
     6.875% 12/15/14                                                                                   525,000            497,438
     8.25% 3/1/16                                                                                      400,000            410,000
Kinder Morgan Finance
     5.35% 1/5/11                                                                                    1,505,000          1,407,943
     5.70% 1/5/16                                                                                      285,000            249,640
# MarkWest Energy 144A 8.50% 7/15/16                                                                   325,000            329,875
Oneok 5.51% 2/16/08                                                                                  1,245,000          1,241,675
~ Sempra Energy 5.659% 5/21/08                                                                         370,000            370,510
Tennessee Gas Pipeline 8.375% 6/15/32                                                                  550,000            601,932
Valero Logistics Operations 6.05% 3/15/13                                                            1,220,000          1,218,098
                                                                                                                        _________

                                                                                                                       15,570,892
                                                                                                                       __________

Real Estate - 0.62%
American Real Estate Partners 8.125% 6/1/12                                                          2,225,000          2,269,500
BF Saul REIT 7.50% 3/1/14                                                                            1,704,000          1,755,120
Developers Diversified Realty
     4.625% 8/1/10                                                                                     290,000            278,149
     5.25% 4/15/11                                                                                     400,000            391,284
     5.375% 10/15/12                                                                                 1,515,000          1,474,489
HRPT Properties Trust 5.75% 2/15/14                                                                    760,000            742,457

# Rouse 144A 6.75% 5/1/13                                                                              650,000            646,799
                                                                                                                          _______

                                                                                                                        7,557,798
                                                                                                                        _________

Technology - 0.90%
# iPayment 144A 9.75% 5/15/14                                                                        1,050,000          1,055,250
Magnachip Semiconductor 8.00% 12/15/14                                                               3,900,000          2,603,250
STATS ChipPAC 7.50% 7/19/10                                                                          1,650,000          1,612,875
Sungard Data Systems 10.25% 8/15/15                                                                  2,830,000          2,883,063
# Telcordia Technologies 144A 10.00% 3/15/13                                                         2,500,000          2,012,500
# UGS Capital II PIK 144A 10.38% 6/1/11                                                                725,000            721,375
                                                                                                                          _______

                                                                                                                       10,888,313
                                                                                                                       __________
Transportation - 1.36%
American Airlines
     6.817% 5/23/11                                                                                    990,000            970,200
     6.977% 5/23/21                                                                                    395,654            380,801
     7.377% 5/23/19                                                                                  1,250,548          1,125,493
Continental Airlines 6.503% 6/15/11                                                                  1,370,000          1,377,942
~ CSX 5.43% 8/3/06                                                                                     580,000            580,000
# Erac USA Finance 144A
     5.30% 11/15/08                                                                                    100,000             99,171
     7.35% 6/15/08                                                                                   1,375,000          1,416,159
{ H-Lines Finance Holdings 11.00% 4/1/13                                                             2,329,000          2,032,052
# Hertz 144A
     8.875% 1/1/14                                                                                     850,000            890,375
     10.50% 1/1/16                                                                                     365,000            398,763
Horizon Lines 9.00% 11/1/12                                                                          1,013,000          1,035,793
Kansas City Southern Railway 9.50% 10/1/08                                                           1,515,000          1,594,538
OMI 7.625% 12/1/13                                                                                   2,300,000          2,322,999
Seabulk International 9.50% 8/15/13                                                                    415,000            460,650
Stena 9.625% 12/1/12                                                                                 1,585,000          1,719,725
                                                                                                                        _________

                                                                                                                       16,404,661
                                                                                                                       __________

Total Corporate Bonds (cost $557,870,500)                                                                             552,426,268
                                                                                                                      ___________

Foreign Agencies - 2.20% |

Austria - 0.32%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                        JPY             429,000,000          3,825,729
                                                                                                                        _________

                                                                                                                        3,825,729
                                                                                                                        _________
France - 0.18%
ERAP 3.75% 4/25/10                                                                 EUR               1,672,000          2,137,782
                                                                                                                        _________

                                                                                                                        2,137,782
                                                                                                                        _________
Germany - 1.33%
KFW
     4.75% 12/7/10                                                                 GBP               2,308,000          4,272,194
     4.95% 10/14/14                                                                CAD               1,210,000          1,086,062
     6.50% 11/15/11                                                                NZD               3,415,000          2,101,340
KFW International Finance 1.75% 3/23/10                                            JPY             240,000,000          2,136,542
Rentenbank 1.375% 4/25/13                                                          JPY             759,000,000          6,481,944
                                                                                                                        _________

                                                                                                                       16,078,082
                                                                                                                       __________

Mexico - 0.27%
Pemex Project Funding Master Trust 6.625% 6/15/35                                  USD               1,871,000          1,804,830
# Pemex Project Funding Master Trust 144A 6.625% 6/15/35                           USD               1,520,000          1,460,544
                                                                                                                        _________

                                                                                                                        3,265,374
                                                                                                                        _________

Ukraine - 0.10%
Exim of Ukraine 7.75% 9/23/09                                                       USD              1,258,000          1,255,799
                                                                                                                        _________

                                                                                                                        1,255,799
                                                                                                                        _________

Total Foreign Agencies (cost $27,096,398)                                                                              26,562,766
                                                                                                                       __________

Municipal Bonds - 0.36%

Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                             925,000            970,945
California State 5.00% 2/1/33                                                                          155,000            157,688
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                   385,000            398,067
Illinois State Taxable Pension 5.10% 6/1/33                                                            315,000            287,346
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36                 1,195,000          1,241,748
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                          335,000            355,097
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                       445,000            468,127
Oregon State Taxable Pension 5.892% 6/1/27                                                             305,000            307,382
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)                                        90,000             87,421
                                                                                                                           ______

Total Municipal Bonds (cost $4,247,330)                                                                                 4,273,821
                                                                                                                        _________

Non-Agency Asset-Backed Securities - 1.19%

# ABSC Net Interest Margin Trust Series 2004-HE1 A 144A 7.00% 1/17/34                                   13,206             13,184
# Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16                           151,635            146,533

Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                     345,000            313,630
Countrywide Asset-Backed Certificates
   ~ Series 2006-4 2A2 5.565% 7/25/36                                                                3,860,000          3,866,707
   ~ Series 2006-11 1AF3 6.05% 9/25/46                                                               2,365,000          2,376,197
     Series 2006-S3 A2 6.085% 6/25/21                                                                1,495,000          1,504,834
# Dunkin Securitization Series 2006-1 A2 5.779% 6/20/31                                              1,095,000          1,097,649
# GSAA Trust 144A Series 2004-4N 6.25% 5/25/34                                                           9,526              9,508
# MBNA Master Credit Card Trust Series 2000-D C 144A 8.40% 9/15/09                                     365,000            371,813
Mid-State Trust
     Series 11 A1 4.864% 7/15/38                                                                        92,887             87,380
     Series 2004-1 A 6.005% 8/15/37                                                                    172,002            172,567
     Series 2005-1 A 5.745% 1/15/40                                                                    956,113            930,716
Navistar Financial Corporation Owner Trust Series 2002-B A4 3.52% 10/15/09                             113,614            112,567
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                         560,000            559,388
Renaissance Home Equity Loan Trust
     Series 2005-4 A2 5.399% 2/25/36                                                                   790,000            784,317
     Series 2005-4 A3 5.565% 2/25/36                                                                   500,000            497,294
~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                306,624            302,909
~ Residential Funding Mortgage Securities II Series 2005-HI2 A1 5.525% 5/25/35                         417,009            417,039
# Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33                                        12,766              4,468
# Sierra Receivables Funding Company Series 2003-2A A1 144A 3.03% 12/15/15                             166,837            161,363
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                                 504,922            453,652
   ~ Series 2005-NC1 A7 5.615% 2/25/35                                                                 222,568            222,777
                                                                                                                          _______

Total Non-Agency Asset-Backed Securities (cost $14,470,381)                                                            14,406,492
                                                                                                                       __________

Non-Agency Collateralized Mortgage Obligations- 7.30%

Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                                 338,797            334,986
     Series 2004-2 1A1 6.00% 3/25/34                                                                   223,495            220,980
     Series 2004-10 1CB1 6.00% 11/25/34                                                                738,000            730,532
     Series 2005-3 2A1 5.50% 4/25/20                                                                   679,940            669,529
     Series 2005-5 2CB1 6.00% 6/25/35                                                                1,453,449          1,436,644
     Series 2005-6 7A1 5.50% 7/25/20                                                                 2,066,313          2,033,382
     Series 2005-9 5A1 5.50% 10/25/20                                                                1,425,468          1,401,859
~ Bank of America Mortgage Securities
   Series 2003-D 1A2 6.104% 5/25/33                                                                      4,833              4,853
   Series 2005-A 1A1 4.031% 2/25/35                                                                    257,054            252,274
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                          676,071            657,553
~ Bear Stearns Alternative A Trust
     Series 2006-3 33A1 6.207% 5/25/36                                                               1,994,268          2,011,875
     Series 2006-3 34A1 6.219% 5/25/36                                                               1,322,288          1,334,147
     Series 2006-4 23A5 6.25% 8/25/36                                                                1,634,870          1,641,965
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                               1,933,769          1,908,961
Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1 6.00% 1/25/35                                                              2,768,250          2,735,377
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                                 453,025            449,216
   ~ Series 2005-63 3A1 5.90% 11/25/35                                                               2,201,073          2,190,618
     Series 2006-2CB A3 5.50% 3/25/36                                                                1,535,474          1,533,758
/ Countrywide Home Loan Mortgage Pass-Through Trust
   ~ Series 2003-21 A1 4.084% 5/25/33                                                                  215,299            211,289
     Series 2006-1 A2 6.00% 3/25/36                                                                  1,613,668          1,589,378
   ~ Series 2006-HYB3 3A1A 6.132% 5/20/36                                                            1,847,857          1,857,404
Credit Suisse First Boston Mortgage Securities
     Series 2003-29 5A1 7.00% 12/25/33                                                                 116,778            118,165
     Series 2004-1 3A1 7.00% 2/25/34                                                                    36,251             36,583
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                     2,627,844          2,629,750
First Horizon Asset Securities
     Series 2003-5 1A17 8.00% 7/25/33                                                                   75,658             79,302
   ~ Series 2004-AR5 4A1 5.67% 10/25/34                                                                312,823            309,035
~ GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.187% 5/25/35                                         1,654,464          1,599,238
# GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A 7.75% 9/19/27                                                                     105,233            109,239
     Series 1999-3 A 8.00% 8/19/29                                                                     206,201            215,769
     Series 2005-RP1 1A3 8.00% 1/25/35                                                               1,975,472          2,070,317
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                 802,542            849,107
     Series 2006-RP1 1A2 7.50% 1/25/36                                                               1,629,710          1,688,787
~ Indymac Index Mortgage Loan Trust
     Series 2005-AR25 1A21 5.89% 12/25/35                                                            2,143,037          2,133,929
     Series 2006-AR2 1A1A 5.605% 4/25/46                                                             2,470,896          2,472,885

     Series 2006-AR7 5A1 6.164% 5/25/36                                                              1,311,412          1,316,704
~ JP Morgan Mortgage Trust Series 2005-A6 1A2 5.152% 9/25/35                                         2,210,000          2,154,298
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                               1,764,597          1,753,787
~ MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33                              244,885            246,594
MASTR Alternative Loans Trust
     Series 2003-6 3A1 8.00% 9/25/33                                                                    70,877             71,895
     Series 2003-9 1A1 5.50% 12/25/18                                                                  339,192            333,786
     Series 2005-3 7A1 6.00% 4/25/35                                                                   838,247            831,857
# MASTR Reperforming Loan Trust 144A
     Series 2005-1 1A5 8.00% 8/25/34                                                                   787,181            823,435
     Series 2005-2 1A4 8.00% 5/25/35                                                                 2,004,681          2,101,156
# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                  1,417,230          1,380,665
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                      845,825            851,904
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                              1,785,000          1,747,522
   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                              1,600,000          1,605,192
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                 250,905            248,082
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                                 292,595            296,506
     Series 2004-SL4 A3 6.50% 7/25/32                                                                  501,819            507,800
     Series 2005-SL1 A2 6.00% 5/25/32                                                                  999,872          1,009,672
~ Structured Adjustable Rate Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34                                                                  453,174            443,402
     Series 2005-3XS A2 5.635% 1/25/35                                                               2,523,733          2,525,881
Structured Asset Securities
   ~ Series 2002-22H 1A 6.973% 11/25/32                                                                 87,352             89,221
     Series 2004-5H A2 4.43% 12/25/33                                                                1,277,782          1,261,315
     Series 2004-12H 1A 6.00% 5/25/34                                                                  627,674            620,417
Washington Mutual
   ~ Series 2003-AR4 A7 3.95% 5/25/33                                                                   37,351             36,393
     Series 2004-CB3 1A 6.00% 10/25/34                                                                 737,730            728,969
     Series 2004-CB3 4A 6.00% 10/25/19                                                                 570,100            572,790
   ~ Series 2006-AR7 1A 5.412% 7/25/46                                                               1,162,745          1,160,565
/ Washington Mutual Alternative Mortgage Pass-Through Certificates
     Series 2005-1 5A2 6.00% 3/25/35                                                                   478,343            471,736
     Series 2005-1 6A2 6.50% 3/25/35                                                                   105,746            106,075
     Series 2005-9 3CB 5.50% 10/25/20                                                                1,892,983          1,879,477
     Series 2006-2 2CB 6.50% 3/25/36                                                                 1,106,556          1,112,781
     Series 2006-5 LB1 6.00% 7/25/36                                                                   754,575            727,340
   ~ Series 2006-AR5 3A 5.372% 7/25/46                                                               1,217,830          1,217,830
Wells Fargo Mortgage Backed Securities Trust
   ~ Series 2004-I 1A1 3.381% 7/25/34                                                                  778,470            781,035
   ~ Series 2004-T A1 3.458% 9/25/34                                                                 1,223,114          1,232,807
     Series 2005-12 1A7 5.50% 11/25/35                                                               2,265,211          2,159,739
     Series 2005-17 1A1 5.50% 1/25/36                                                                1,877,460          1,803,536
     Series 2005-17 1A2 5.50% 1/25/36                                                                1,780,183          1,716,247
     Series 2006-1 A3 5.00% 3/25/21                                                                  1,905,520          1,840,018
     Series 2006-2 3A1 5.75% 3/25/36                                                                 1,941,700          1,888,911
   ~ Series 2006-AR4 1A1 5.868% 4/25/36                                                              2,771,978          2,751,216
   ~ Series 2006-AR4 2A1 5.791% 4/25/36                                                              1,840,236          1,816,773
   ~ Series 2006-AR5 2A1 5.549% 4/25/36                                                                735,391            731,700
   ~ Series 2006-AR10 5A1 5.607% 7/25/36                                                             1,669,091          1,655,268
                                                                                                                        _________

Total Non-Agency Collateralized Mortgage Obligations (cost $89,329,819)                                                88,130,983
                                                                                                                       __________

Regional Agencies - 0.58% |

Australia - 0.58%
New South Wales Treasury
     6.00% 5/1/12                                                                  AUD               3,474,000          2,634,007
     7.00% 12/1/10                                                                 AUD               2,782,000          2,198,292
Queensland Treasury 5.50% 5/14/10                                                  AUD               2,902,000          2,179,965
                                                                                                                        _________

Total Regional Agencies (cost $6,980,367)                                                                               7,012,264
                                                                                                                        _________

Regional Authorities - 0.42% |

Canada - 0.42%
Ontario Province
     1.875% 1/25/10                                                                JPY              96,000,000            858,096
     4.50% 3/8/15                                                                  CAD               1,224,000          1,074,490
     5.375% 12/2/12                                                                CAD               1,123,000          1,042,550
Quebec Province 5.00% 12/1/15                                                      CAD               2,353,000          2,121,265
                                                                                                                        _________

Total Regional Authorities (cost $5,079,028)                                                                            5,096,401
                                                                                                                        _________

\ Senior Secured Loans - 1.82%

Alltel Holding Term Loan B 7.26% 7/17/13                                           USD               1,890,000          1,894,725
~ Avis Car Rental 6.35% 4/19/12                                                                        533,321            528,655
~ AWAS
     2nd Lien 11.00% 3/21/13                                                                         2,352,129          2,352,129
     Tranche A 6.75% 3/21/13                                                                           478,671            465,507
~ Georgia Pacific Term Loan
     Tranche B 6.652% 12/20/12                                                                       3,980,000          3,980,000
     Tranche C 7.702% 12/23/13                                                                       3,000,000          3,033,750
~ Healthsouth 8.15% 3/10/13                                                                          5,100,000          5,093,625
~ United Airlines Bank Loan Tranche B
     8.649% 2/1/12                                                                                   3,550,000          3,589,938
     8.75% 2/1/12                                                                                      125,000            126,406
~ Visteon 8.18% 6/13/13                                                                                900,000            900,000
                                                                                                                          _______

Total Senior Secured Loans (cost $22,030,021)                                                                          21,964,735
                                                                                                                       __________

Sovereign Agencies - 1.34% |

France - 0.72%
Caisse d'Amortissement de la Dette Sociale 3.625% 4/25/16                          EUR               6,985,000          8,639,140
                                                                                                                        _________

                                                                                                                        8,639,140
                                                                                                                        _________

Japan - 0.62%
Development Bank of Japan 1.70% 9/20/22                                            JPY             530,000,000          4,327,111
Japan Finance Corporation for Municipal Enterprises 2.00% 5/9/16                   JPY             360,000,000          3,167,018
                                                                                                                        _________

                                                                                                                        7,494,129
                                                                                                                        _________

Total Sovereign Agencies (cost $16,219,491)                                                                            16,133,269
                                                                                                                       __________

Sovereign Debt - 15.34% |

Argentina - 0.24%
Republic of Argentina
   ~ 4.889% 8/3/12                                                                 USD               1,280,125            896,088
     8.28% 12/31/33                                                                USD               2,135,990          2,026,205
                                                                                                                        _________

                                                                                                                        2,922,293
                                                                                                                        _________

Austria - 1.02%
Republic of Austria
     5.25% 1/4/11                                                                  EUR               1,548,000          2,101,717
     9.00% 9/15/06                                                                 ISK             587,100,000          8,028,858
# Republic of Austria 144A 4.00% 9/15/16                                           EUR               1,643,000          2,107,197
                                                                                                                        _________

                                                                                                                       12,237,772
                                                                                                                       __________

Brazil - 1.74%
Federal Republic of Brazil
     6.00% 8/15/10                                                                 BRL              22,445,623          9,358,415
     8.00% 1/15/18                                                                 USD               1,997,000          2,167,744
     8.25% 1/20/34                                                                 USD               1,014,000          1,129,089
     8.75% 2/4/25                                                                  USD               3,281,000          3,789,554
     12.50% 1/5/16                                                                 BRL               5,965,000          2,756,875
# Federal Republic of Brazil 144A 6.00% 8/15/10                                    BRL               4,329,111          1,804,968
                                                                                                                        _________

                                                                                                                       21,006,645
                                                                                                                       __________

Colombia - 0.71%
Republic of Colombia
     7.375% 1/27/17                                                                USD               2,215,000          2,264,838
     8.375% 2/15/27                                                                USD               1,524,000          1,653,540
     9.75% 4/9/11                                                                  USD                 611,249            669,318
     10.50% 7/9/10                                                                 USD                 872,000          1,001,056
     12.00% 10/22/15                                                               COP           6,145,000,000          2,970,547
                                                                                                                        _________

                                                                                                                        8,559,299
                                                                                                                        _________

Dominican Republic - 0.14%
# Dominican Republic 144A 8.625% 4/20/27                                           USD               1,673,000          1,727,373
                                                                                                                        _________

                                                                                                                        1,727,373
                                                                                                                        _________

El Salvador - 0.22%
Republic of El Salvador 7.65% 6/15/35                                              USD               2,660,000          2,697,240
                                                                                                                        _________

                                                                                                                        2,697,240
                                                                                                                        _________
France - 1.46%
France Government O.A.T
     3.50% 4/25/15                                                                 EUR               3,480,000          4,318,526
     4.00% 4/25/55                                                                 EUR               2,675,000          3,278,644
French Treasury Note 2.75% 3/12/08                                                 EUR               7,990,000         10,086,379
                                                                                                                       __________

                                                                                                                       17,683,549
                                                                                                                       __________
Germany - 1.59%
Deutschland Republic
     4.75% 7/4/08                                                                  EUR               9,838,000         12,853,540
     6.25% 1/4/24                                                                  EUR               3,966,000          6,392,192
                                                                                                                        _________

Indonesia - 0.14%                                                                                                      19,245,732
                                                                                                                       __________

# Republic of Indonesia 144A 6.875% 3/9/17                                         USD               1,681,000          1,674,696
                                                                                                                        _________

                                                                                                                        1,674,696
                                                                                                                        _________

Japan - 0.79%
Japan Government CPI Linked Bond 0.80% 3/10/16                                     JPY             396,987,400          3,386,227
Japan Government 20 yr Bond 2.30% 6/20/26                                          JPY             710,000,000          6,161,497
                                                                                                                        _________

                                                                                                                        9,547,724
                                                                                                                        _________

Malaysia - 0.43%
Malaysian Government
     3.756% 4/28/11                                                                MYR              11,008,000          2,940,838
     7.00% 3/15/09                                                                 MYR               7,752,000          2,258,495
                                                                                                                        _________

                                                                                                                        5,199,333
                                                                                                                        _________

Mexico - 0.99%
Mexican Bonos
     9.00% 12/20/12                                                                MXN              54,943,000          5,209,466
     10.00% 12/5/24                                                                MXN              21,930,000          2,223,160
Mexican Government
     5.625% 1/15/17                                                                USD               1,310,000          1,260,875
     6.375% 1/16/13                                                                USD               2,160,000          2,225,880
     6.625% 3/3/15                                                                 USD                 998,000          1,042,910
                                                                                                                        _________

                                                                                                                       11,962,291
                                                                                                                       __________

Netherlands - 0.26%
Netherlands Government 5.75% 2/15/07                                               EUR               2,448,000          3,166,420
                                                                                                                        _________

                                                                                                                        3,166,420
                                                                                                                        _________

Norway - 0.35%
Norwegian Government
     6.00% 5/16/11                                                                 NOK              12,292,000          2,160,514
     6.50% 5/15/13                                                                 NOK              11,477,000          2,116,324
                                                                                                                        _________

                                                                                                                        4,276,838
                                                                                                                        _________

Panama - 0.30%
Republic of Panama
     7.125% 1/29/26                                                                USD               1,997,000          2,008,982
     7.25% 3/15/15                                                                 USD               1,530,000          1,588,905
                                                                                                                        _________

                                                                                                                        3,597,887
                                                                                                                        _________

Peru - 0.22%
Republic of Peru 8.75% 11/21/33                                                    USD               2,300,000          2,668,000
                                                                                                                        _________

                                                                                                                        2,668,000
                                                                                                                        _________

Philippines - 0.34%
Republic of Philippines 8.25% 1/15/14                                              USD               1,815,000          1,951,125
# Republic of Philippines 144A 8.75% 10/7/16                                       USD               2,020,000          2,184,125
                                                                                                                        _________

                                                                                                                        4,135,250
                                                                                                                        _________

Poland - 0.36%
Poland Government
     6.00% 5/24/09                                                                 PLN               1,200,000            397,068
     6.00% 11/24/10                                                                PLN              11,935,000          3,951,836
                                                                                                                        _________

                                                                                                                        4,348,904
                                                                                                                        _________

Republic of Korea - 0.45%
Government of South Korea 4.83% 5/10/08                                            KRW           5,195,000,000          5,438,945
                                                                                                                        _________

                                                                                                                        5,438,945
                                                                                                                        _________

Russia - 0.01%
@# Russian Paris Club Participation Note 144A 2.375% 8/20/20                       JPY               8,532,354             74,424
                                                                                                                           ______

                                                                                                                           74,424
                                                                                                                           ______

Slovakia - 0.18%
Slovak Republic 4.00% 3/26/21                                                      EUR               1,733,000          2,125,309
                                                                                                                        _________

                                                                                                                        2,125,309
                                                                                                                        _________
Sweden - 1.64%
Sweden Government
     1.00% 4/1/12                                                                  SEK              32,570,000          4,405,320
     3.00% 7/12/16                                                                 SEK              40,850,000          5,282,784
     5.00% 12/1/20                                                                 SEK              14,135,000          2,200,498
     5.50% 10/8/12                                                                 SEK              29,705,000          4,518,605
Swedish Export Credit 10.50% 9/30/15                                               TRY               6,250,000          3,359,542
                                                                                                                        _________

                                                                                                                       19,766,749
                                                                                                                       __________
Turkey - 0.30%
Republic of Turkey
     7.25% 3/15/15                                                                 USD               1,359,000          1,357,301
     8.00% 2/14/34                                                                 USD                 757,000            777,818
     9.50% 1/15/14                                                                 USD               1,280,000          1,436,800
                                                                                                                        _________

                                                                                                                        3,571,919
                                                                                                                        _________

United Kingdom - 0.61%
U.K. Treasury
     5.00% 3/7/12                                                                  GBP                 583,000          1,107,464
     5.75% 12/7/09                                                                 GBP                 869,000          1,674,655
     8.00% 6/7/21                                                                  GBP                 975,000          2,490,259
     9.00% 7/12/11                                                                 GBP                 952,000          2,114,141
                                                                                                                        _________

                                                                                                                        7,386,519
                                                                                                                        _________
Uruguay - 0.27%
Republic of Uruguay
     7.625% 3/21/36                                                                USD               1,336,000          1,275,880
     8.00% 11/18/22                                                                USD               1,920,000          1,934,400
                                                                                                                        _________

                                                                                                                        3,210,280
                                                                                                                        _________

Venezuela - 0.58%
Venezuela Government
     5.75% 2/26/16                                                                 USD               4,194,000          3,843,801
     6.00% 12/9/20                                                                 USD               3,471,000          3,137,784
                                                                                                                        _________

                                                                                                                        6,981,585
                                                                                                                        _________

Total Sovereign Debt (cost $186,998,684)                                                                              185,212,976
                                                                                                                      ___________

Supranational Banks - 2.96%

Asia Development Bank 0.50% 10/9/12                                                AUD               2,972,000          1,615,284
European Investment Bank
     1.40% 6/20/17                                                                 JPY             787,600,000          6,497,122
     3.625% 10/15/11                                                               EUR               1,690,000          2,141,320
     4.00% 10/15/37                                                                EUR               7,158,000          8,535,341
     4.25% 12/7/10                                                                 GBP               2,266,000          4,124,822
Inter-American Development Bank 1.90% 7/8/09                                       JPY             481,000,000          4,299,829
^ International Bank for Reconstruction & Development 6.958% 8/20/07               NZD              14,788,000          8,493,054
                                                                                                                        _________

Total Supranational Banks (cost $36,398,940)                                                                           35,706,772
                                                                                                                       __________

U.S. Treasury Obligations - 8.19%

U.S. Treasury Bond
  oo 4.50% 2/15/36                                                                 USD               1,315,000          1,200,657
     5.375% 2/15/31                                                                                  1,260,000          1,303,214
     6.25% 8/15/23                                                                                   1,080,000          1,209,685
U.S. Treasury Inflation Index Notes
     2.00% 1/15/26                                                                                   1,637,261          1,530,136
     2.375% 4/15/11                                                                                  3,355,997          3,356,001
     3.00% 7/15/12                                                                                   5,624,720          5,817,850
     3.875% 1/15/09                                                                                  1,401,226          1,450,926
U.S. Treasury Notes
     4.875% 5/31/11                                                                                 24,750,000         24,709,410
     4.875% 7/31/11                                                                                  7,460,000          7,451,846
     5.125% 6/30/08                                                                                  7,235,000          7,255,070
     5.125% 6/30/11                                                                                    100,000            100,930
     5.125% 5/15/16                                                                                 37,374,000         37,774,051
^ U.S. Treasury Strip 4.203% 11/15/13                                                                8,130,000          5,692,520
                                                                                                                        _________

Total U.S. Treasury Obligations (cost $99,080,303)                                                                     98,852,296
                                                                                                                       __________

                                                                                                     Number of
                                                                                                     Shares
Common Stock - 0.11%

B&G Foods                                                                                                6,500            108,550
+ Foster Wheeler                                                                                         5,946            226,780
+ Mirant                                                                                                31,752            843,651
+ Petrojarl ADR                                                                                          2,385             15,159
+ Petroleum Geo-Services ADR                                                                             2,385            131,342
                                                                                                                          _______

Total Common Stock (cost $869,077)                                                                                      1,325,482
                                                                                                                        _________

Preferred Stock - 0.03%

Nexen 7.35%                                                                                             11,800            296,298
                                                                                                                          _______

Total Preferred Stock (cost $299,930)                                                                                     296,298
                                                                                                                          _______

Warrants - 0.19%

+ Argentina GDP Linked, expiration date 12/15/35                                                    24,769,000          2,241,595
+# Solutia144A, exercise price $7.59, expiration date 7/15/09                                              147                  0
                                                                                                                                _

Total Warrants (cost $1,890,461)                                                                                        2,241,595
                                                                                                                        _________

Currency Option Purchased - 0.00%

Call JPY 842,100,000, Put USD 8,020,000, expiration date 8/11/06                                                               0
                                                                                                                               _

Total Currency Option Purchased (cost $67,569)                                                                                 0
                                                                                                                               _

                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 4.81%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $30,787,464,
collateralized by $18,736,000 U.S. Treasury Bills
due 1/25/07, market value $18,278,621,
$9,310,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $9,010,103, and
$3,903,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $4,123,698)                                              USD              30,783,000         30,783,000

With Cantor Fitzgerald 5.22% 8/1/06 (dated 7/31/06, to be repurchased at
$15,616,264, collateralized by $2,342,000 U.S. Treasury Notes 3.00% due 2/15/09,
market value $2,266,517, $1,766,000 U.S. Treasury Notes 3.625% due 7/15/09,
market value $1,706,887, $3,903,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $3,825,706, $3,903,000 U.S. Treasury Notes 5.50% due 5/15/09,
market value $4,006,876 and $3,903,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $4,123,698)                                                               15,614,000         15,614,000

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $11,711,691,
collateralized by $12,188,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $11,947,518)                                                       11,710,000         11,710,000
                                                                                                                       __________

Total Repurchase Agreements (cost $58,107,000)                                                                         58,107,000
                                                                                                                       __________


Total Market Value of Securities - 104.77%

   (cost $1,275,198,454)                                                                                            1,264,765,635

Liabilities Net of Receivables and Other Assets (See Notes) - (4.77%)                                                (57,582,622)
                                                                                                                     ____________

Net Assets Applicable to 141,927,018 Shares Outstanding - 100.00%                                                  $1,207,183,013
                                                                                                                   ______________


o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krona
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
TRY - Turkish Lira
USD - U.S. Dollar

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2006, the aggregate amount of Rule 144A securities equaled $154,547,388, which represented 12.83% of the Fund's net assets. See
Note 5 in "Notes."

+ Non-income producing security for the period ended July 31, 2006.

++ Non-income producing security. Security is currently in default.

} Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

oo Fully or partially pledged as collateral for financial futures contracts.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At July 31, 2006, the aggregate amount of fair valued securities equaled $1,377,980, which represented 0.11% of the Fund's net assets. See Note 1 in "Notes."

@ Illiquid security. At July 31, 2006, the aggregate amount of illiquid securities equaled $3,444,158, which represented 0.29% of the Fund's net assets. See Note 5 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of July 31, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

| Securities have been classified by country of origin.

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

\ Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:

ADR - American Depositary Receipts
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CPN - Coupon
FGIC - Insured by the Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FSA - Insured by Financial Security Assurance
GDP - Gross Domestic Product
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)
PIK - Pay-In-Kind
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at July 31, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                                       Unrealized
                                                                                                      Appreciation
Contracts to Receive (Deliver)                  In Exchange For                Settlement Date       (Depreciation)
______________________________                  _______________                _______________        _____________
AUD    (3,670,000)                              USD   2,796,540                    9/29/06           $ (12,166)
CAD       (74,679)                              USD      65,695                     8/1/06                (297)
EUR      6,852,522                              GBP  (4,695,000)                   9/29/06               11,691
EUR      4,855,943                              ISK(466,550,800)                   9/15/06            (108,363)
EUR      3,510,443                              PLN (13,836,410)                   9/29/06               10,349
EUR      (134,708)                              USD     171,430                     8/1/06                (646)
EUR    (7,588,000)                              USD   9,670,451                    9/29/06             (60,529)
GBP    (3,670,000)                              USD   6,870,735                     8/3/06               15,182
ISK  (552,287,040)                              USD   7,977,299                    9/15/06              446,140
JPY  1,213,020,092                              AUD (13,868,000)                   9/29/06               57,842
JPY  1,295,783,312                              EUR  (8,848,380)                   9/29/06               52,005
JPY  1,236,399,678                              NZD (17,628,100)                   9/29/06               27,604
JPY   (43,075,358)                              USD     366,938                     8/1/06              (8,790)
JPY  (413,899,000)                              USD   3,635,413                    9/29/06              (5,756)
NOK     42,279,097                              USD  (6,870,735)                    8/3/06                (536)
NZD    (8,774,000)                              USD   5,403,029                    9/29/06                3,027
                                                                                                          _____

                                                                                                      $ 426,757
                                                                                                      =========

Futures Contracts(2)


          Contracts                        Notional             Notional                                  Unrealized
           to Buy                            Cost                Value           Expiration Date         Appreciation
           ______                            ____                _____           _______________         ____________

1,179 U.S. Treasury 5 year Notes         $122,483,672         $122,873,906           9/30/06              $ 390,234

     18 U.S. Treasury 10 year Notes         1,906,693            1,908,563           9/30/06                  1,870
                                                                                                            _______

                                                                                                          $ 392,104
                                                                                                          =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."


____________________________________________________________________________________________________________________________________

                                      Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds - Delaware Diversified Income Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and gross unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $1,277,912,195
                                            ______________

Aggregate unrealized appreciation               11,118,090

Aggregate unrealized depreciation             (24,264,650)
                                            ______________

Net unrealized depreciation                 $ (13,146,560)
                                            ==============

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $4,709,076 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,578,031 expires in 2008 and $2,131,045 expires in 2009.

3. Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


4. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of net assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.


The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Item 2.  Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                  CERTIFICATION
                                  _____________

I, Patrick P. Coyne, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Adviser Funds

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Adviser Funds

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         Any fraud, whether or not material, that involves management or other
     (b) employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
_________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 25, 2006

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Adviser Funds

PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006


MICHAEL P. BISHOF
_________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 25, 2006